SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
SEGMENT INFORMATION
SEGMENT INFORMATION

18   SEGMENT INFORMATION

The Company has organized its operations into two segments: Adult Professional Education and Childhood & adolescent Quality Education Services, which reflects the way the Company evaluates its business performance and manages its operations by the Company’s chief operating decision maker (“CODM”). The Company’s CODM has been identified as the CEO who reviews the financial information of separate operating segments when making decisions about allocating resources and assessing performance of the Company.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The CODM evaluates performance based on each reporting segment’s revenues, cost of revenues, and gross profit. The CODM does not review balance sheet information to measure the performance of the reportable segments, nor is this part of the segment information regularly provided to the CODM.

Net revenues, cost of revenues, and gross profit by segment for the years ended December 31, 2019, 2020 and 2021 were as follows.

	Year Ended December 31, 2021
	Adult	Childhood & adolescent
	Professional	Quality Education
	Education	Services	Total
	RMB	RMB	RMB
Net revenues	1,150,247	1,236,273	2,386,520
Cost of revenues	(409,326)	(792,093)	(1,201,419)
Gross profit	740,921	444,180	1,185,101

	Year Ended December 31, 2020
	Adult	Childhood & adolescent
	Professional	Quality Education
	Training	Training	Total
	RMB	RMB	RMB
Net revenues	1,136,043	761,840	1,897,883
Cost of revenues	(420,349)	(646,493)	(1,066,842)
Gross profit	715,694	115,347	831,041

	Year Ended December 31, 2019
		Childhood &
	Adult	adolescent
	Professional	Quality Education
	Training	Training	Total
	RMB	RMB	RMB
Net revenues	1,527,185	524,169	2,051,354
Cost of revenues	(627,765)	(546,069)	(1,173,834)
Gross profit (loss)	899,420	(21,900)	877,520